Warrants (Tables)	3 Months Ended
Mar. 31, 2026
Guarantees and Product Warranties [Abstract]
Schedule of effect of the reverse recapitalization

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	67,299,982	$4.31	3.97	$65,096
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Balance at March 31, 2026	67,299,982	4.31	3.72	17,745
Warrants vested and exercisable at March 31, 2026	66,399,982	$4.31	3.72	$17,367